Leases	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Leases
14.    Leases
The Company as a lessee
The Company leases some aircraft under long-term lease agreements with an average duration of 11 years. Aircraft under operating leases may be renewed in accordance with management’s business plan.
Other leased assets include real estate, airport and terminal facilities, sales offices, maintenance facilities, and general offices. Most lease agreements include renewal options; a few have escalation clauses, but no purchase options.
Information about leases for which the Company is a lessee is presented below:
Right of use assets

	Aircraft	Real estate	Total
Balance at January 1, 2019	$333,049	$28,944	$361,993
Additions	23,162	8,512	31,674
Depreciation expense	(95,564)	(7,260)	(102,824)

Balance at December 31, 2019	$260,647	$30,196	$290,843
Additions/(Terminations)	21,706	(1,888)	19,818
Impairment	(1,541)	—	(1,541)
Depreciation expense	(88,451)	(6,390)	(94,841)

Balance at December 31, 2020	$192,361	$21,918	$214,279
Additions/(Terminations)	29,157	1,085	30,242
Depreciation expense	(73,687)	(4,506)	(78,193)

Balance at December 31, 2021	$147,831	$18,497	$166,328

Additions to the
right-of-use
assets include new leases, contract extensions, changes in discount rate and changes in rental payments.
At December 31, 2020, the impairment loss relates to leased aircraft grounded until its redelivery due the capacity reductions a result of the
Covid-19
pandemic.
Lease liabilities

	2021	2020
Current portion of lease liability
Aircraft	$70,061	$77,777
Real estate	3,856	5,828

	$73,917	$83,605

Long-term lease liability
Aircraft	$86,167	$125,216
Real estate	18,567	21,689

	$104,734	$146,905

	$178,651	$230,510

For leases under IFRS 16 the Company recognizes a provision to estimate the costs for work required to be performed just before the redelivery of the aircraft to the lessors and which does not depend on the aircraft utilization. This provision is booked as a dismantling provision cost under “long term liabilities” in the consolidated statement of financial position. As of December 31, 2021 the total liability related to leases including the provision of dismantling amounts to $203.1 million (2020: $255.5 million).
Total cash outflow for leases for the years ended as December 31, 2021 and 2020:

	2021	2020
Aircraft	$81,936	$97,353
Real estate	5,862	6,039

	$87,798	$103,392

As of December 31, 2021 the average incremental borrowing rate of leased aircraft is 2.95% (2020: 3.37%).
The maturity analysis of lease liabilities is disclosed in note 28.5.
Amounts recognized in the consolidated statement of profit or loss related to leases:

	2021	2020	2019
Depreciation and amortization
Aircraft	$73,687	$88,451	$95,564
Real estate	4,506	6,390	7,260

	$78,193	$94,841	$102,824
Impairment of non financial assets
Aircraft	$—	$1,541	$—
Other operating and administrative expenses
Short-term leases	$440	$90	$364
Leases of low-value assets	279	330	733
Variable lease payments not include in the measurement of lease liabilities	1,352	827	706
Variable lease payments by rental concessions received	(1,295)	(489)	—

	$776	$758	$1,803
Finance cost
Aircraft	$5,480	$8,185	$11,221
Real estate	1,326	1,717	2,073
Unwinding of discount and changes in the discount rate	762	832	846

	$7,568	$10,734	$14,140

	$86,537	$107,874	$118,767

Some property leases contain variable payment terms that are linked to the number of passengers or employees using the areas. Additional, some aircraft leases contain variable payment terms that depend on the aircraft’s flight hours.
The unwinding of discount and changes in the discount rate over leased aircraft correspond to the interest expenses of the discounted dismantling provision.
The Company as a lessor
Since 2015, the Company is the lessor of two aircraft Boeing
737-700,
as part of the strategy of fleet management, in order to optimize the use of aircraft in relation to the routes scheduled for that year. Each lease is scheduled to expire in 2022. The carrying amount of the two aircraft under operating leases is up to $12.9 million (2020: $12.3 million).
Total lease income amounts to $3.0 million for the period ended December 31, 2021 (2020: $3.2 million and 2019: $3.5 million), included under “Other operating revenue” in the accompanying consolidated statement of profit or loss.
The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be received after the reporting date.
The future minimum lease receivables under
non-cancellable
leases are as follows:

	2021	2020
Up to one year	$2,875	$3,000
One to five years	—	2,875

Total minimum lease rental receivables	$2,875	$5,875